Financing Income and Expenses	12 Months Ended
Dec. 31, 2017
Disclosure of financing income and expenses [Abstract]
Financing Income and Expenses
Note 27 - Financing Income and Expenses

Composition

	Year ended December 31,
	2015	2016	2017
	NIS millions	NIS millions	NIS millions
Interest income from installment sale transactions	47	38	31
Net change in fair value of financial assets measured at fair value through profit or loss	5	6	14
Other	3	2	7
Financing income	55	46	52

Linkage expenses to CPI and interest expenses on long-term liabilities	(169)	(157)	(147)
Net change in fair value of derivatives	(32)	-	(8)
Discount amortization	(22)	(26)	(32)
Other	(9)	(13)	(9)
Financing expenses	(232)	(196)	(196)
Net financing expenses recognized in profit or loss	(177)	(150)	(144)